Acceptances - Schedule of Other Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Acceptances
Payable under the film financing arrangements	$ 8,898	$ 8,935
Acceptances	$ 8,898	$ 8,935